Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands	Total	Common Units [Member]	Subordinated Units [Member]	General Partner Unit [Member]	Accumulated Other Comprehensive Income [Member]	Series A Preferred Unit [Member]
Beginning Balance at Dec. 31, 2014	$ 419,365	$ 307,544	$ 103,680	$ 8,141
Net income	40,442	25,038	14,637	767
Other comprehensive income	0	0	0	0	$ 0
Cash distributions	(53,370)	(33,179)	(19,159)	(1,032)
Net proceeds from issuance of common units (Note 23)	116,631	114,212		2,419
Repurchase common units	(2,298)	(2,298)
Ending Balance at Dec. 31, 2015	520,770	411,317	99,158	10,295
Net income	61,102	54,794	5,052	1,256
Other comprehensive income	0	0	0	0	0
Cash distributions	(60,161)	(48,820)	(10,088)	(1,253)
Conversion of subordinated units to common units		94,123	(94,123)
Ending Balance at Dec. 31, 2016	521,710	511,413		10,297
Net income	68,064	61,651		1,160
Other comprehensive income	0	0	$ 0	0	$ 0
Cash distributions	(65,517)	(64,307)		(1,210)
Net proceeds from issuance of common units (Note 23)	120,946	119,714		1,232
Ending Balance at Dec. 31, 2017	$ 639,950	$ 628,471		$ 11,479
Net income						$ 5,253
Cash distributions						(3,453)
Net proceeds from sale of Series A Convertible Preferred Units (Note 23)						87,464
Convertible preferred units, ending balance at Dec. 31, 2017						$ 89,264